Schedule of Earnings Per Share, Basic and Diluted (Details)	12 Months Ended
Mar. 31, 2016 USD ($)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1	$ (6,881,812)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2	(9,838,317)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3	(1,156,002)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5	(8,037,814)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6	(9,838,317)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7	66,522,564
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8	57,048,406
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9	503,980
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10	0
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11	67,026,545
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12	$ 57,048,406
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13	(0.10)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14	(0.17)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15	(0.12)
Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16	(0.17)